Intangible Assets, Net - Summary of Amortization Expenses of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible Assets Net Excluding Goodwill [Abstract]
2022	¥ 1,320
2023	1,196
2024	245
Intangible assets, net	¥ 2,761	$ 433	¥ 1,211